Receivables	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Receivables

NOTE 7 - RECEIVABLES

The allowance for uncollectible receivables as of September 30, 2017 and 2016 was $23.5 million and $21.3 million, respectively. The following is a rollforward of the allowance for the years ended September 30, 2017, 2016 and 2015:

(in millions)	Beginning Balance	Charged to Profit & Loss	Deductions	Other Adjustments	Ending Balance
September 30, 2017	$21.3	$4.1	$(2.9)	$1.0	$23.5
September 30, 2016	$15.8	$8.2	$(2.9)	$0.2	$21.3
September 30, 2015	$17.3	$0.1	$(1.4)	$(0.2)	$15.8

The Company has a broad range of customers including many large retail outlet chains, three of which exceed 10% of consolidated Net Sales and/or Trade Receivables.  These three customers represented 38%,  37% and 39% of Net Sales for the years ended September 30, 2017, 2016 and 2015, respectively; and 36% and 23% of Trade Receivables at September 30, 2017 and 2016, respectively.

We have entered into various factoring agreements and early pay programs with our customers to sell our trade receivables under non-recourse agreements in exchange for cash proceeds. A loss on sales is recognized for any discount and factoring fees associated with the transfer. We utilize factoring arrangements as an integral part of our financing for working capital. These transactions are treated as a sale and are accounted for as a reduction in trade receivables because the agreements transfer effective control over and risk related to the receivables to buyers. In some instances, we may continue to service the transferred receivable after the factoring has occurred, but in most cases we do not service any factored accounts. Any servicing of the trade receivable does not constitute significant continuing involvement or preclude the recognition of a sale. We do not carry any material servicing assets or liabilities. Cash proceeds from these arrangements are reflected as operating activities. The aggregate gross amount factored under these facilities was $1,158.2 million, $1,087.3 million and $974.6 million for the years ended September 30, 2017, 2016 and 2015, respectively. The cost of factoring such trade receivables was $7.6 million, $6.2 million and $2.8 million for the years ended September 30, 2017, 2016 and 2015 and reflected in the Consolidated Statements of Income as General and Administrative Expense.